Operating expenses (Tables)	6 Months Ended
Mar. 31, 2020
Operating expenses
Schedule of operating expenses

Note 5. Operating expenses[1]

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Staff expenses
Employee remuneration, entitlements and on-costs	2,155	2,081	2,239	4	(4)
Superannuation expense	207	184	194	13	7
Share-based payments	47	51	57	(8)	(18)
Restructuring costs	35	77	155	(55)	(77)
Total staff expenses	2,444	2,393	2,645	2	(8)
Occupancy expenses
Operating lease rentals	64	315	343	(80)	(81)
Depreciation of property and equipment[2]	388	113	109	large	large
Other	62	69	74	(10)	(16)
Total occupancy expenses	514	497	526	3	(2)
Technology expenses
Amortisation and impairment of software assets[3]	468	385	334	22	40
Depreciation and impairment of IT equipment[2]	125	61	68	105	84
Technology services	348	405	405	(14)	(14)
Software maintenance and licences	193	186	185	4	4
Telecommunications	99	98	109	1	(9)
Data processing	44	45	38	(2)	16
Total technology expenses	1,277	1,180	1,139	8	12
Other expenses
Professional and processing services	600	607	453	(1)	32
Amortisation and impairment of intangible assets and deferred expenditure	3	4	5	(25)	(40)
Postage and stationery	83	92	87	(10)	(5)
Advertising	122	116	129	5	(5)
Non-lending losses	969	67	(9)	large	large
Other expenses	169	59	116	186	46
Total other expenses	1,946	945	781	106	149
Total operating expenses	6,181	5,015	5,091	23	21
1.

Operating expenses include estimated costs associated with AUSTRAC proceedings including a provision for a potential penalty of $900 million and customer refunds, payments, associated costs and litigation of $302 million (Second Half 2019: $112 million; First Half 2019: $84 million). Refer to Note 14.

2.

These balances include depreciation of right-of-use assets for the half year ended 31 March 2020 of $317 million due to the adoption of AASB 16 by the Group from 1 October 2019. Comparatives have not been restated. Refer to Note 1 for further details.

3.	Impairment of software assets was $75 million (Second Half 2019: $9 million; First Half 2019: $16 million).